NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended
	May 31, 2020	Oct. 02, 2022	Sep. 30, 2022	Mar. 31, 2021
Line of Credit Facility [Line Items]
Proceeds from loan	$ 1,000,000.0
Note payable principal amount				$ 1,040,400
Accrued unpaid interest		$ 60,667	$ 648,000	$ 8,922
Commercial Bank [Member] | Paycheck Protection Program [Member]
Line of Credit Facility [Line Items]
Proceeds from loan	$ 1,040,400